As filed with the Securities and Exchange Commission on September 12, 1997

             1933 Act File No. 33-14567; 1940 Act File No. 811-5188
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._22_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._22_


                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


        Registrant's Telephone Number, including Area Code: 816-531-5575


                             James E. Stowers, III
         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

        Approximate Date of Proposed Public Offering: September 15, 1997


It is proposed that this filing become effective:

_____  immediately upon filing pursuant to paragraph (b) of Rule 485
__X__  on September 15, 1997 pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to paragraph (a) of Rule 485
_____  on [date] pursuant to paragraph (a)(1) of Rule 485
_____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
_____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended December 31, 1996, was filed on February 27, 1997.

================================================================================


The VP Capital Appreciation, VP Value, VP Balanced, VP Advantage and VP International Prospectuses dated May 1, 1997 are incorporated herein by reference to the Registrant's filing pursuant to Rule 485(b) on April 28, 1997 (Accession # 0000814680-97-000005).

The VP Balanced Supplement to the Prospectus dated May 1, 1997 is incorporated herein by reference to the Registrant's filing pursuant to Rule 497(e) on May 1, 1997 (Accession # 0000814680-97-000006).

The Statement of Additional Information dated May 1, 1997 is incorporated by reference to the Registrant's filing pursuant to Rule 485(b) on on April 28, 1997 (Accession # 0000814680-97-000005).

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    N/A
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          of Registrant             the Funds; Shareholders of Variable
                                    Portfolios; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      Share Price; Distributions
        Being Offered
Item 8. Redemption                  Share Price
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Selection of Investments;
         and Policies               Additional Investment Restrictions;
                                    Futures Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Turnover;
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock
         Other Securities
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of             Performance Advertising
         Performance Data
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS



                            [american century logo]
                                    American
                                Century(reg.sm)



                               SEPTEMBER 15, 1997

                               AMERICAN CENTURY
                                   VARIABLE
                               PORTFOLIOS, INC.

                              VP Income & Growth

[front cover]


                                  PROSPECTUS
                              SEPTEMBER 15, 1997

                              VP Income & Growth

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Variable Portfolios offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. One of the funds, VP Income & Growth, is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses. You should consult the prospectus of the separate account of the specific insurance product that accompanies this Prospectus to see which series of Variable Portfolios are available for purchase for such insurance product.

    Shares of the fund may be purchased only by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.

    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference.

    Additional information is included in the Statement of Additional Information dated September 15, 1997, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY VP INCOME & GROWTH

    The investment objective of VP Income & Growth is dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.


  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objective of the Fund .......................................... 2

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ........................................... 4
Risk Factors and Investment Techniques .................................... 4
    Portfolio Optimization ................................................ 4
    Investments in Stocks ................................................. 4
Shareholders of Variable Portfolios ....................................... 6
Other Investment Practices, Their Characteristics
 and Risks ................................................................ 6
    Portfolio Turnover .................................................... 6
    Convertible Securities ................................................ 6
    Interest Rate Futures Contracts
       and Options Thereon ................................................ 6
    Short-Term Instruments ................................................ 7
    Foreign Securities .................................................... 7
    Securities Lending .................................................... 7
    Other Techniques ...................................................... 7
Performance Advertising ................................................... 8

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ............................................................... 9
    Purchase and Redemption of Shares ..................................... 9
    When Share Price is Determined ........................................ 9
    How Share Price is Determined ......................................... 9
Distributions ............................................................. 9
Taxes ..................................................................... 9
Management ................................................................ 9
    Investment Management ................................................. 9
    Investment Performance of Similar Fund ................................10
    Code of Ethics ........................................................10
    Transfer and Administrative Services ..................................11
Distribution of Fund Shares ...............................................11
Further Information About American Century ................................11


PROSPECTUS                                        TABLE OF CONTENTS       3


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    American Century Variable Portfolios, Inc. has adopted certain investment restrictions applicable to the fund that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    The investment objective of VP Income & Growth is to seek divided growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

RISK FACTORS AND INVESTMENT TECHNIQUES

PORTFOLIO OPTIMIZATION

    The manager uses quantitative management strategies in pursuit of the fund's investment objective. Quantitative management combines two investment management approaches. The first is active management, which allows the manager to select investments for the fund without reference to an index or investment model. The second is indexing, in which the manager tries to match the fund's portfolio composition to that of a particular index.

    The primary management technique the manager uses is portfolio optimization. The manager constructs the fund's portfolio to match the risk characteristics of the S&P 500 and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500.

    The fund's portfolio holdings are drawn primarily from equity securities of the 1,500 largest companies traded in the United States (ranked by market capitalization).

    Portfolio optimization may cause the fund to be more heavily invested in some industries than in others. However, the fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, the fund is a "diversified" investment company as defined in the Investment Company Act of 1940. This means that investments in any single issuer are limited to restrictions under the Investment Company Act

    The fund may invest in securities or engage in transactions involving instruments other than equity securities, as discussed in the section titled "OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS," page 6.

INVESTMENTS IN STOCKS

    The fund may be an appropriate component of a stock portfolio for investors seeking total return through diversified investments in stocks, bonds, and short-term instruments. The fund invests primarily in stocks, which may enhance inflation-adjusted returns. The following chart illustrates how stocks have historically outpaced inflation and produced higher returns than bonds. If you seek a steady stream of monthly investment income, VP Income & Growth may be a good investment for you. Of course, no single mutual fund can provide a balanced investment plan.


4      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS

[line chart - data below]
CHART 1-Growth of Stocks, Bonds & Inflation
            S&P 500 Index   Govt. Bonds      Inflation
Dec-25           1.00           1.00           1.00
Dec-26           1.12           1.08           0.99
Dec-27           1.53           1.17           0.96
Dec-28           2.20           1.18           0.96
Dec-29           2.02           1.22           0.96
Dec-30           1.52           1.27           0.90
Dec-31           0.86           1.20           0.81
Dec-32           0.79           1.41           0.73
Dec-33           1.21           1.41           0.73
Dec-34           1.20           1.55           0.75
Dec-35           1.77           1.62           0.77
Dec-36           2.37           1.75           0.78
Dec-37           1.54           1.75           0.80
Dec-38           2.02           1.85           0.78
Dec-39           2.01           1.96           0.78
Dec-40           1.81           2.08           0.79
Dec-41           1.60           2.10           0.86
Dec-42           1.93           2.16           0.94
Dec-43           2.43           2.21           0.97
Dec-44           2.91           2.27           0.99
Dec-45           3.96           2.51           1.01
Dec-46           3.64           2.51           1.20
Dec-47           3.85           2.45           1.31
Dec-48           4.06           2.53           1.34
Dec-49           4.83           2.69           1.32
Dec-50           6.36           2.69           1.39
Dec-51           7.89           2.59           1.48
Dec-52           9.34           2.62           1.49
Dec-53           9.24           2.71           1.50
Dec-54          14.11           2.91           1.49
Dec-55          18.56           2.87           1.50
Dec-56          19.78           2.71           1.54
Dec-57          17.65           2.91           1.59
Dec-58          25.30           2.73           1.61
Dec-59          28.32           2.67           1.64
Dec-60          28.45           3.04           1.66
Dec-61          36.11           3.07           1.67
Dec-62          32.95           3.28           1.69
Dec-63          40.47           3.32           1.72
Dec-64          47.14           3.44           1.74
Dec-65          53.01           3.46           1.78
Dec-66          47.67           3.59           1.84
Dec-67          59.10           3.26           1.89
Dec-68          65.64           3.25           1.98
Dec-69          60.06           3.09           2.10
Dec-70          62.47           3.46           2.22
Dec-71          71.41           3.92           2.29
Dec-72          84.96           4.14           2.37
Dec-73          72.50           4.09           2.58
Dec-74          53.31           4.27           2.89
Dec-75          73.14           4.67           3.10
Dec-76          90.58           5.45           3.24
Dec-77          84.08           5.41           3.46
Dec-78          89.59           5.35           3.78
Dec-79         106.11           5.28           4.28
Dec-80         140.51           5.07           4.81
Dec-81         133.62           5.17           5.24
Dec-82         162.22           7.25           5.44
Dec-83         198.75           7.30           5.65
Dec-84         211.20           8.43           5.87
Dec-85         279.12          11.04           6.10
Dec-86         330.67          13.74           6.16
Dec-87         347.97          13.37           6.44
Dec-88         406.46          14.67           6.72
Dec-89         534.46          17.32           7.03
Dec-90         517.50          18.39           7.46
Dec-91         675.59          21.94           7.69
Dec-92         727.41          23.71           7.91
Dec-93         800.08          28.03           8.13
Dec-94         810.54          25.86           8.35
Dec-95       1,113.92          34.04           8.56
Dec-96       1,370.90          33.73           8.85

Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.

    In contrast to bond investors, common stock investors forego the certainty of coupon interest payments. However, they enjoy the potential for increased dividend income if the issuing company prospers. As indicated below, Chart 2 compares the growth of dividends from S&P 500 stocks with the rate of inflation over a 50-year period.

[line chart - data below]

CHART 2-Growth of Dividends vs. Inflation
              Inflation  S&P 500 Dividends
Dec-46          1.00           1.00
Dec-47          1.09           1.18
Dec-48          1.12           1.31
Dec-49          1.10           1.61
Dec-50          1.16           2.07
Dec-51          1.23           1.99
Dec-52          1.24           1.99
Dec-53          1.25           2.04
Dec-54          1.24           2.17
Dec-55          1.25           2.31
Dec-56          1.28           2.45
Dec-57          1.32           2.52
Dec-58          1.35           2.46
Dec-59          1.37           2.58
Dec-60          1.39           2.75
Dec-61          1.40           2.85
Dec-62          1.41           3.00
Dec-63          1.44           3.21
Dec-64          1.45           3.52
Dec-65          1.48           3.83
Dec-66          1.53           4.04
Dec-67          1.58           4.11
Dec-68          1.65           4.32
Dec-69          1.75           4.45
Dec-70          1.85           4.42
Dec-71          1.91           4.32
Dec-72          1.98           4.44
Dec-73          2.15           4.76
Dec-74          2.41           5.07
Dec-75          2.58           5.18
Dec-76          2.71           5.70
Dec-77          2.89           6.58
Dec-78          3.15           7.14
Dec-79          3.57           7.96
Dec-80          4.01           8.68
Dec-81          4.37           9.34
Dec-82          4.54           9.68
Dec-83          4.71           9.99
Dec-84          4.90          10.61
Dec-85          5.08          11.13
Dec-86          5.14          11.66
Dec-87          5.37          12.41
Dec-88          5.60          13.70
Dec-89          5.86          15.56
Dec-90          6.22          17.04
Dec-91          6.41          17.18
Dec-92          6.60          17.44
Dec-93          6.78          17.72
Dec-94          6.96          18.56
Dec-95          7.14          19.42
Dec-96          7.38          20.99

Sources: Ibbotson Associates, Stocks, Bonds, Bills and Inflation and Standard and Poor's Security Price Index Record

    Historical equity index returns suggest that stocks provide superior investment returns over the long term. Over short periods of time, however, the prices of individual stocks and the stock market as a whole can be very volatile. The following table shows best and worst average annual total returns for the S&P 500 over time spans of one, five, 10 and 20 years between 1926 and 1996.


VARIABILITY OF S&P 500 RETURNS
--------------------------------------------------------------------------------
                 1 YR            5 YRS           10 YRS         20 YRS
Best            53.99%           23.92%          20.06%         16.86%
Worst          -43.34%          -12.47%          -0.89%          3.11%
--------------------------------------------------------------------------------

Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation. This analysis is based on historical annual total return figures for the S&P 500.


    Notice that the difference between the best and worst return decreases as the measure of time increases. Stock market investing may not make sense for you unless you are prepared to ride out the markets' ups and downs.

    As indicated below, Chart 3 compares the historical risk vs. reward characteristics of stocks (represented by the S&P 500), bonds (represented by a 20-year U.S. Treasury bond), and Treasury bills. As you can see, historically, stocks have provided higher returns at greater risk than Treasury bonds and bills over the long term.

[bullet chart - data below]

CHART 3-Risk vs. Reward (1926-1996)
                                       T-Bills    Govt. Bonds    S&P 500
Reward - Average Annual Total Return    3.74%        5.08%        10.71%
Risk - Standard Deviation               3.26%        9.21%        20.32%

Source: Ibbotson Associates, Stocks, Bonds, Bills and Inflation.


    THE HISTORICAL S&P 500 DATA PRESENTED HERE ARE NOT INTENDED TO SUGGEST THAT AN INVESTOR WOULD HAVE ACHIEVED COMPARABLE RESULTS BY INVESTING IN ANY ONE EQUITY SECURITY OR IN MANAGED PORTFOLIOS OF EQUITY SECURITIES, SUCH AS THE FUND, DURING THE PERIODS SHOWN. THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE PERFORMANCE OF 500 MAJOR COMPANIES, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE. INVESTORS CANNOT INVEST DIRECTLY IN THE S&P 500. THE HISTORICAL CONDITIONS THAT GAVE RISE TO THE PATTERNS ILLUSTRATED HERE MAY NOT BE REPEATED. TRANSACTION COSTS AND OTHER EXPENSES OF MANAGING A COMMON STOCK PORTFOLIO ARE NOT REFLECTED IN THE FIGURES SHOWN. S&P 500 IS A REGISTERED SERVICE MARK OF STANDARD AND POOR'S CORPORATION.


PROSPECTUS                           INFORMATION REGARDING THE FUND       5


SHAREHOLDERS OF VARIABLE PORTFOLIOS

    Variable Portfolios will offer its shares only to insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Although Variable Portfolios does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the funds of Variable Portfolios might at some time be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, Variable Portfolios' Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund and the fund might be forced to sell securities at disadvantageous prices to fund such withdrawal.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

PORTFOLIO TURNOVER

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives, and accordingly, the annual portfolio turnover rate cannot be accurately predicted.

    The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

CONVERTIBLE SECURITIES

    Although the fund's equity investments consist primarily of common stock, the fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. The manager may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

INTEREST RATE FUTURES CONTRACTS AND OPTIONS THEREON

    The fund may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indexes on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.

    For options sold, the fund will segregate cash or appropriate liquid assets including equity securities and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

    The fund will deposit appropriate liquid assets or cash in a segregated custodial account in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

    The fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the fund invests without the large cash investments required for dealing in such markets, they may subject the fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option


6    INFORMATION REGARDING THE FUND              AMERICAN CENTURY INVESTMENTS


positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

    The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

    See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

    For liquidity purposes, the fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. government securities, certificates of deposit, commercial paper, and bankers' acceptances.

    The fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the manager pursuant to guidelines established by the Board of Directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

    The fund may invest up to 5% of its total assets in any money market fund advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

FOREIGN SECURITIES

    The fund may invest in securities of foreign issuers, including instruments that trade on domestic or foreign securities exchanges in U. S. dollars or foreign currencies. Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

SECURITIES LENDING

    In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. This practice could result in a loss or a delay in recovering the fund's securities. Such loans may not exceed one-third of the fund's total assets taken at market value.

OTHER TECHNIQUES

    The manager may buy other types of securities or employ other portfolio management techniques on behalf of the fund. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.


PROSPECTUS                           INFORMATION REGARDING THE FUND       7


PERFORMANCE ADVERTISING

    From time to time the fund (or the insurance companies that use the fund to fund the benefits of variable annuity or variable life insurance contracts) may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period of time expressed as a percentage of the fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

    The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be represented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance. Fund performance also may be compared, on a relative basis, to other funds in our fund family. This relative  comparison,  which  may be based  upon  historical  or  expected  fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

    Performance   figures  advertised  by  the  fund  should  not  be  used  for comparative purposes because these figures will not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts.


8      INFORMATION REGARDING THE FUND            AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

PURCHASE AND REDEMPTION OF SHARES

    For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account.

    Shares of the fund are sold and redeemed by the fund at their net asset value next determined after receipt by the insurance company separate account of the order from the variable annuity or variable life insurance contract owner to purchase or to redeem. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

WHEN SHARE PRICE IS DETERMINED

    The price of VP Income & Growth shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open. Investments and requests to redeem shares received by the separate account before the close of business of the Exchange, usually 3 p.m. Central time, are effective, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic stock exchange are valued at the latest sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over the counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

DISTRIBUTIONS


    In general, distributions from net investment income and net realized securities gains, if any, generally are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. All distributions from the fund will be invested in additional shares.


TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means to the extent its income is distributed to shareholders, it pays no income tax. For a discussion of the tax status of your variable contract, refer to the prospectus of your insurance company separate account.

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW      9


fund, American Century Investment Management, Inc. serves as the manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

    The manager has been providing investment advisory services to investment companies and institutional investors since it was founded in 1958.

    The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the fund's portfolio as they deem appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the VP Growth & Income team and their work experience for the last five years are as follows:

    JOHN SCHNIEDWIND, Senior Vice President and Group Head--Quantitative Equity, joined American Century in 1982.

    KURT BORGWARDT, Director of Quantitative Research, joined American Century in 1990 and has served as the Director of Quantitative Research since then.

    The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the fund, the manager receives an annual fee of .70% of the average net assets of the fund. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

INVESTMENT PERFORMANCE OF SIMILAR FUND


    The fund commenced operations on September 15, 1997, and therefore has no performance history. The fund is substantially identical to another fund in the American Century family of funds, American Century Income & Growth, has the same management fees, same management team and investment policies, expenses are expected to be similar, and it will be managed with the same investment objective and strategies. However, additional expenses regarding the insurance product may be applicable. Please consult the separate account prospectus. The Average Annual Total Return information for American Century Income & Growth set forth below is not the performance history of the fund, and is not an indication of future performance of the fund.


                         AVERAGE ANNUAL TOTAL RETURNS
                       For periods ended June 30, 1997
--------------------------------------------------------------------------------
                    ONE            THREE          FIVE            LIFE
                    YEAR           YEARS          YEARS         OF FUND*
--------------------------------------------------------------------------------
American Century
Income &
Growth Fund         33.10%         27.51%         19.87%         20.41%
--------------------------------------------------------------------------------

*American  Century  Income & Growth Fund  commenced  operations  on December 17,
1990.

CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


10   ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager. Certain administrative and recordkeeping services that would otherwise be performed by the transfer agent may be performed by the insurance company that purchases the fund's shares, and the manager may pay the insurance company for such services.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., chairman of the fund's Board of Directors, controls American Century Companies, Inc. by virtue of his voting control of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

    The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. The manager pays all expenses for promoting sales of, and distributing the shares offered by this Prospectus.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Variable Portfolios, Inc., the issuer of the fund, was organized as a Maryland corporation on June 4, 1987. It is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The principal office of the fund is 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address or by telephone to 816-531-5575.

    American Century Variable Portfolios, Inc. issues six series of common stock with a par value of $.01 per share. Each series is commonly known as a fund. The assets belonging to each series of shares are held separately by the custodian. Each share of each series, when issued, is fully paid and non-assessable.

    Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

    Shares have non-cumulative voting rights, which means that holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and, in such event, the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    An insurance company issuing a variable contract invested in shares issued by the fund will request voting instructions from contract holders and will vote shares in proportion to the voting instructions received.

    In the event of the complete liquidation or dissolution of the fund, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       11


                                     NOTES


12      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES


                                                              NOTES       13


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360

INTERNET: www.americancentury.com



                             [american century logo]
                                    American
                                Century(reg.sm)



9709           [recycled logo]
SH-BKT-9020       Recycled

                       STATEMENT OF ADDITIONAL INFORMATION



                            [american century logo]
                                    American
                                Century(reg.sm)



                               SEPTEMBER 15, 1997

                                AMERICAN CENTURY
                                    VARIABLE
                                PORTFOLIOS, INC.

                               VP Income & Growth

[front cover]


                       STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 15, 1997

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

This statement is not a prospectus but should be read in conjunction with the current Prospectus of VP Income & Growth, a series of shares of American Century Variable Portfolios, Inc. Such prospectus is dated September 15, 1997. Please retain this document for future reference. To obtain a copy of the VP Income & Growth prospectus, call American Century at 1-800-345-3533 or 816-531-5575, or write to P.O. Box 419385, Kansas City, Missouri 64141-6385.

TABLE OF CONTENTS

Investment Restrictions ..................................................... 2
U.S. Government Securities .................................................. 2
Repurchase Agreements ....................................................... 3
When-Issued and Forward Commitment Agreements ............................... 3
Convertible Securities ...................................................... 4
Foreign Securities .......................................................... 4
Foreign Currency Exchange Transactions ...................................... 5
Depositary Receipts ......................................................... 5
Restricted Securities ....................................................... 6
Securities Lending .......................................................... 6
Put Options on Individual Securities ........................................ 6
Futures and Options Transactions ............................................ 7
Portfolio Turnover ..........................................................10
Performance .................................................................11
Officers and Directors ......................................................11
Management ..................................................................13
Custodian ...................................................................13
Independent Auditors ........................................................13
Capital Stock ...............................................................13
Brokerage ...................................................................14
Redemptions in Kind .........................................................15
Holidays ....................................................................15


STATEMENT OF ADDITIONAL INFORMATION                                       1


INVESTMENT RESTRICTIONS

    In achieving its objective, the fund must conform to certain fundamental policies. These policies, which may not be changed without shareholder approval, provide that the fund:

  (1) Shall not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
         (ii) by engaging in repurchase agreements with respect to portfolio securities.

  (2)    Shall not invest for purposes of exercising control over management.

  (3) Shall not issue senior securities, except as permitted under the Investment Company Act of 1940.

  (4) Shall not act as an underwriter of securities by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  (5) Shall not borrow any money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  (6) Shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this policy shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  (7) Shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  (8) Shall not concentrate its investments in securities of issues in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

    The Investment Company Act imposes certain additional restrictions upon acquisition by the corporation of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.


    The Investment Company Act also provides that a diversified fund may not invest more than 25% of its assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the fund monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The fund believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the fund to forego investment possibilities which may otherwise be available to it under the Investment Company Act.


    Neither the SEC nor any other agency of the federal or state government participates in or supervises the fund's management or its investment practices or policies.

U.S. GOVERNMENT SECURITIES

     The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only


2                                               AMERICAN CENTURY INVESTMENTS


by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

REPURCHASE AGREEMENTS

    In a repurchase agreement (a "repo"), the fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

    The manager attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the fund under repurchase agreement to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization and approved by the fund's Board of Directors;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the Board of Directors may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the fund's custodian;

(5) Investing no more than 5% of the fund's net assets in repurchase agreements that mature in more than seven days (together with any other illiquid security the fund holds); and

(6) Taking delivery of all securities subject to repurchase agreement and holding them in an account at the fund's custodian bank.

    The fund has received permission from the Securities and Exchange Commission to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the manager. Pooled repos are expected to increase the income the fund can earn from repo transactions without increasing the risks associated with these transactions.

WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

    The fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities on a when-issued or forward commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid assets including equity securities and debt securities of any grade in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate capital gains or losses.

    As an operating policy, the fund will not commit more than 35% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 35% of


STATEMENT OF ADDITIONAL INFORMATION                                        3


the fund's total assets to be committed under when-issued or forward commitment agreements, the manager need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is reduced to at least 35%. In addition, as an operating policy, the fund will not enter into when- issued or forward commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

    The fund may buy securities that are convertible into common stock. Listed below is a brief description of the various types of convertible securities the fund may buy.

    CONVERTIBLE BONDS are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

    CONVERTIBLE PREFERRED STOCKS are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

    WARRANTS entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

FOREIGN SECURITIES

    Although the fund may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The fund may invest in foreign-currency-denominated securities that trade in foreign markets if the manager believes that such investments will be advantageous to the fund.

    ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

    Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

    Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.


4                                            AMERICAN CENTURY INVESTMENTS


    Investing abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    The manager may engage in foreign currency exchange transactions on behalf of the fund in order to manage currency risk. Foreign currencies will be purchased and sold regularly, either in the spot (i.e., cash) market or in the forward market (through forward foreign currency exchange contracts, or "forward contracts").

    A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties, commencing with the date of the contract, at a price set at the time of the contract. When the fund agrees to buy or sell a security denominated in a foreign currency, it may enter into a forward contract to "lock in" the U.S. dollar price of the security. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, the manager can protect the fund against possible loss resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This type of transaction is sometimes referred to as a "position hedge."

    However, it should be noted that using forward contracts to protect the fund's foreign investments from currency fluctuations does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value increases.

    Successful use of forward contracts depends on the manager's skill in analyzing and predicting currency values. Although they are used for settlement purposes, forward contracts alter the fund's exposure to currency exchange rate activity and could result in losses to the fund if currencies do not perform as the manager anticipates. The fund may also incur significant costs when converting assets from one currency to another.

    Foreign  exchange  dealers  do not  charge  fees for  currency  conversions.
Instead, they realize a profit based on the difference (i.e., the spread) between the prices at which they are buying and selling various currencies. A dealer may offer to sell a foreign currency at one rate while simultaneously offering a lesser rate of exchange on the purchase of that currency.

    The fund uses forward contracts for currency hedging purposes only and not for speculative purposes. The fund is not required to enter into forward contracts with regard to their foreign holdings and will not do so unless it is deemed appropriate by the manager.

     The fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

DEPOSITARY RECEIPTS

    American  Depositary  Receipts and European  Depositary  Receipts  (ADRs and
EDRs) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

    Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.


STATEMENT OF ADDITIONAL INFORMATION                                       5


RESTRICTED SECURITIES

    Restricted securities held by the fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be required to pay all or a part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to try to register the securities.

SECURITIES LENDING

    The fund may lend portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the fund could suffer a loss.

    To minimize the risk of default on securities loans, the manager adheres to the following guidelines prescribed by the Board of Directors:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the fund in connection with loans of portfolio securities may be commingled by the fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling. The loan must not reduce the risk of loss or opportunity for gain in the securities loaned.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1) above. The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) TERMINATION OF LOAN. The fund must have the option to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.

(4) REASONABLE RETURN ON LOAN. The borrower must agree that the fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The fund's loans may not exceed 33-1/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the Board of Directors that the manager follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, the manager will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are proposed or made.

    If a borrower fails financially, there may be delays in recovering loaned securities and a loss in the value of collateral. However, loans will only be made to parties that meet the guidelines prescribed by the Board of Directors.

PUT OPTIONS ON INDIVIDUAL SECURITIES

    The fund may buy puts with respect to stocks underlying its convertible security holdings. For example, if the manager anticipates a decline in the price of the stock underlying a convertible security the fund holds, it may purchase a put option on the stock. If the stock price subsequently declines, an increase in the value of the put option could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.


6                                          AMERICAN CENTURY INVESTMENTS


FUTURES AND OPTIONS TRANSACTIONS

    FUTURES TRANSACTIONS. The fund may engage in futures transactions. Such transactions may be used to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

    Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission, a U.S. government agency.

    Although futures contracts, by their terms, generally call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

    To initiate and maintain open positions in futures contracts, the fund is required to make a good faith margin deposit in cash or appropriate securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay an additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the fund's investment restrictions.

    Those who trade futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The fund will not utilize futures contracts for speculative purposes.

    Although techniques other than trading futures contracts can be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are generally lower than the transaction costs incurred in the purchase and sale of the underlying securities.

    PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

    The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than


STATEMENT OF ADDITIONAL INFORMATION                                  7


sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

    WRITING PUT AND CALL OPTIONS. If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option before it is exercised by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

    If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, it is likely that the writer will also profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

    Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

    COMBINED POSITIONS. The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, in order to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    OVER-THE-COUNTER OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility in tailoring an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

    OPTIONS ON FUTURES. By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the fund to make margin payments unless the option is exercised.

     CORRELATION OF PRICE CHANGES. Price changes of the fund's futures and options positions may not be well


8                                            AMERICAN CENTURY INVESTMENTS


correlated with price changes of its other investments. This may be because of differences between the underlying indexes and the types of securities the fund invests in. For example, if the fund sold a broad-based index futures contract to hedge against a stock market decline while completing sales of specific securities in its investment portfolio, the prices of the securities could move in a different direction than the broad market index represented by the index futures contract. In the case of an S&P 500 futures contract purchased by the fund, either in anticipation of stock purchases or in an effort to be fully invested, failure of the contract to track the Index accurately could hinder the fund from achieving its investment objective.

    Options and futures prices can also diverge from the prices of their underlying instruments even if the underlying instruments match the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract; these factors may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this strategy may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract were not liquid because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in value. Under these circumstances, the fund's access to assets held to cover its futures and options positions also could be impaired.

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTION. The fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the CFTC and the National Futures Association, which regulates trading in the futures markets. The fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and options premiums.

    The fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the fund's net assets. Under the Commodity Exchange Act, the fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's net assets. To the extent required by law, the fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

    The fund intends to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the fund's investments in such instruments.

    FUTURES AND OPTIONS RELATING TO FOREIGN CURRENCIES. The fund may purchase and sell cur-


STATEMENT OF ADDITIONAL INFORMATION                                     9


rency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts.

    Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, although it may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

    The uses and risks of currency futures and options are similar to those of futures and options relating to securities or indexes, as described above. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a deutsche-mark-denominated security from a decline in the deutsche mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness. Because the value of the fund's foreign-currency-denominated investments will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's foreign investments over time.

PORTFOLIO TURNOVER

    With respect to each series of shares, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be greater than other investment companies with similar investment objectives.

    The fund intends to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders. Subject to those considerations, the fund will sell a given security, no matter for how long or how short a period it has been held in the portfolio and no matter whether the sale is at a gain or at a loss, if the manager believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in securities prices is anticipated, the fund may decrease its position and increase its cash position, and when a rise in price levels is anticipated, the management may increase its equity position and decrease its cash.

    Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Since the manager does not take portfolio turnover rate into account in making investment decisions, (1) the manager has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the ratio which will be attained in the future.


10                                             AMERICAN CENTURY INVESTMENTS


PERFORMANCE

    The fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

    Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

    YIELD = 2 [(a - b + 1)(6) - 1]
               -------
                 cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

    Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the fund's net asset value during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time but changes from year-to-year, and that average annual returns represent averaged figures as opposed to actual year-to-year performance.

    PERFORMANCE FIGURES ADVERTISED BY AMERICAN CENTURY VARIABLE PORTFOLIOS SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE SUCH FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

OFFICERS AND DIRECTORS

    The principal officers and the directors of the corporation, their principal business experience during the past five years, and their affiliations with the funds' investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation are listed below. The address at which each director and officer listed below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors who are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

     JAMES E. STOWERS JR.,* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.


     JAMES E. STOWERS III,* President, Chief Executive Officer and Director; Chief Executive Officer and Director, American Century Companies, Inc.; Chief Executive Officer and Director, American Century Investment Management, Inc. and American Century Services Corporation.


     THOMAS A. BROWN, Director; Chief Executive Officer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products.

     ROBERT W. DOERING, M.D., Director; retired; formerly general surgeon.

     D. D. (DEL) HOCK, Director; Chairman, Public Service Company of Colorado; Director, Serv-Tech, Inc.; Director, Hathaway Corporation.

     LINSLEY L. LUNDGAARD, Vice Chairman of the Board and Director; retired; formerly Vice President and National Sales Manager, Flour Milling Division, Cargill, Inc.


STATEMENT OF ADDITIONAL INFORMATION                                  11


     DONALD H. PRATT, Director; President and Director, Butler Manufacturing Company.

     LLOYD T. SILVER JR., Director; President, LSC, Inc., manufacturer's representative.

     M. JEANNINE STRANDJORD, Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.

     WILLIAM M. LYONS, Executive Vice President, Chief Operating Officer and General Counsel; President, Chief Operating Officer and General Counsel,
American Century Companies, Inc.; Executive Vice President, Chief Operating Officer and General Counsel, American Century Investment Management, Inc. and American Century Services Corporation.


     ROBERT T. JACKSON, Executive Vice President- Finance and Principal Financial Officer; Treasurer, American Century Companies, Inc.; Executive Vice President and Treasurer, American Century Services Corporation and American Century Investment Management, Inc.; formerly Executive Vice President, Kemper Corporation.


     MARYANNE ROEPKE, Vice President and Treasurer; Vice President, American Century Services Corporation.

     PATRICK A. LOOBY, Vice President and Secretary; Vice President, American Century Services Corporation.

    MERELE A. MAY, Controller.

     The Board of Directors has established four standing committees: the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.

    Messrs. Stowers Jr., Stowers III and Lundgaard constitute the Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters required by the Investment Company Act to be acted upon by the whole Board.

    Messrs. Lundgaard (chairman), Doering and Hock and Ms. Strandjord constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the corporation's independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to internal controls and the considerations given or the corrective action taken by management and reviewing nonaudit services provided by the independent auditors.

    Messrs. Brown (chairman), Pratt and Silver constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the fund's compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the fund's Code of Ethics, including any violations thereof.

    The Nominating Committee has as its principal role, the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the Nominating Committee are Messrs. Pratt (chairman), Lundgaard and Stowers III.

    The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of all six of such companies an annual director's fee of $44,000, a fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those directors who are not "interested persons" who serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses. Set forth below is the aggregate compensation paid for the periods indicated by the funds and by the American Century family of funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.


12                                         AMERICAN CENTURY INVESTMENTS


                               Aggregate             Total Compensation from
                              Compensation            the American Century
Director                 from the corporation(1)       Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown                  $1,972                    $46,333
Robert W. Doering, M.D.           1,823                     42,833
Linsley L. Lundgaard              1,972                     46,333
Donald H. Pratt                   1,901                     44,667
Lloyd T. Silver Jr.               1,887                     44,333
M. Jeannine Strandjord            1,866                     43,833
John M. Urie(3)                   1,582                     37,167
D. D. (Del) Hock                    376                      8,833
--------------------------------------------------------------------------------

(1) INCLUDES COMPENSATION PAID BY THE CORPORATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996.

(2) INCLUDES COMPENSATION PAID BY THE 15 INVESTMENT COMPANY MEMBERS OF THE AMERICAN CENTURY FAMILY OF FUNDS FOR THE CALENDAR YEAR ENDED DECEMBER 31, 1996.

(3)   MR. HOCK REPLACED MR. URIE AS A DIRECTOR EFFECTIVE OCTOBER 31, 1996.


    As of September 15, 1997, the fund's officers and directors, as a group, owned less than 1% of the outstanding shares of the fund.


MANAGEMENT

    A description of the responsibilities and method of compensation of the fund's manager, American Century Investment Management, Inc. appears in the Prospectus under the caption "MANAGEMENT."

    Because the fund did not begin operations until September 2, 1997, it has no history of management fees.

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the fund's Board of Directors, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the Directors of the fund who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of a majority of the fund's shareholders, on 60 days' written notice to the manager, and it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation, for such services.

CUSTODIAN

    Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10036 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

    Deloitte & Touche LLP, 1010 Grand Avenue, Kansas City, Missouri 64106, are the independent auditors of the fund, providing services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for the fund by American Century.

CAPITAL STOCK


    The fund's capital stock is described in the Prospectus under the heading "FURTHER INFORMATION ABOUT AMERICAN CENTURY."


     The corporation currently has six series of shares outstanding. The corporation may in the future issue one or more additional series of shares. The assets


STATEMENT OF ADDITIONAL INFORMATION                                     13


belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all other series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions.

    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

BROKERAGE

    Under the terms of the management agreement between the fund and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors indicated below in selecting brokers or dealers.

    Equity Investments: Transactions in securities other than those for which an exchange is the primary market may be done with dealers acting as principal or market maker or with brokers. Transactions will be done on a brokerage basis when the manager believes that the facilities, expert personnel and technological systems of a broker enable American Century Variable Portfolios to secure as good a net price as it would have received from a market maker.
American Century Variable Portfolios places most of its over-the-counter transactions with market makers.

    Fixed Income Investments: Purchases are made directly from issuers, underwriters, broker-dealers or banks. In many transactions, the selection of the broker-dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection is a function of the selection of market and the negotiation of price, as well as the broker-dealer's general execution, operational and financial capabilities in the type of transaction involved.


    The manager receives statistical and other information and services (brokerage and research services, including industry and company analysis) without cost from broker-dealers. The manager evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager proposes to continue to place some of the brokerage business with one or more brokers who provide information and services.


    The brokerage and research services received by the manager may be used with respect to the fund and/or one or more of the other funds and accounts over which it has investment discretion, and not all of such services may be used by the manager in managing the portfolios of the fund. Such information and services are in addition to and not in lieu of the services required to be performed for the fund by the manager. The manager does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.

    Evaluation of the overall reasonableness of brokerage commissions is made by the manager and reviewed by the Board of Directors of American Century Variable Portfolios.

    The brokerage commissions paid by the fund may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Factors considered in such determinations are skill in execution of orders and the quality of brokerage and research services received. Research services furnished by brokers through whom the fund effect securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the fund.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the manager believe that the facilities, expert personnel and technological systems of a broker enable


14                                           AMERICAN CENTURY INVESTMENTS


the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund normally places its over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REDEMPTIONS IN KIND

    Shares will normally be redeemed for cash, although the corporation retains the right to redeem its shares in kind under unusual circumstances, such as an unusually large redemption, in order to protect the investments of the remaining shareholders.

    The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder. Should redemptions by any one contract owner exceed such limitation, the corporation will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager, and will not necessarily be representative of the entire portfolio, and will be securities that the manager regards as least desirable. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the caption "HOW SHARE PRICE IS DETERMINED," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS

    The fund does not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


STATEMENT OF ADDITIONAL INFORMATION                                       15


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4360

INTERNET: www.americancentury.com



                            [american century logo]
                                    American
                                Century(reg.sm)



9709           [recycled logo]
SH-BKT-9019       Recycled

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C.          OTHER INFORMATION.

ITEM 24. Financial Statements and Exhibits.

        (a)     Financial   Statements   (filed   electronically   as   part  of
                Post-Effective Amendment No. 20 on Form N-1A, File No. 33-44567, and incorporated herein by reference):

        (i)     Financial  Statements  filed  in  Part  A  of  the  Registration
                Statement:

                1.  Financial   Highlights   respecting  shares  of  VP  Capital
                    Appreciation (formerly known as TCI Growth).

                2.  Financial  Highlights   respecting  shares  of  VP  Balanced
                    (formerly known as TCI Balanced).

                3. Financial Highlights respecting shares of VP Advantage (formerly known as TCI Advantage).

                4. Financial Highlights respecting shares of VP International (formerly known as TCI International).

                5. Financial Highlights respecting shares of VP Value (formerly known as TCI Value).

        (ii) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Capital Appreciation (formerly known as TCI Growth) (each of the following financial statements is contained in the Registrant's VP Capital Appreciation (formerly known as TCI Growth) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (iii)   Financial  Statements  filed  in  Part  B  of  the  Registration
                Statement respecting shares of VP Balanced (formerly known as TCI Balanced) (each of the following financial statements is contained in the Registrant's VP Balanced (formerly known as TCI Balanced) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (iv) Financial Statements filed in Part B of the Registration Statement respecting shares of VP Advantage (formerly known as TCI Advantage) (each of the following financial statements is contained in the Registrant's VP Advantage (formerly known as TCI Advantage) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (v) Financial Statements filed in Part B of the Registration Statement respecting shares of VP International (formerly known as TCI International) (each of the following financial statements is contained in the Registrant's VP International (formerly known as TCI International) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995.

                4.  Notes to  Financial  Statements  as of December 31, 1996 and
                    1995.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.

        (vi)    Financial  Statements  filed  in  Part  B  of  the  Registration
                Statement respecting shares of VP Value (formerly known as TCI Value) (each of the following financial statements is contained in the Registrant's VP Value (formerly known as TCI Value) Annual Report dated December 31, 1996, which is incorporated by reference in Part B of this Registration Statement):

                1.  Statement of Assets and Liabilities at December 31, 1996.

                2. Statement of Operations for the year ended December 31, 1996.

                3. Statement of Changes in Net Assets for the year ended December 31, 1996.

                4.  Notes to Financial Statements as of December 31, 1996.

                5.  Schedule of Investments at December 31, 1996.

                6.  Independent Accountants' Report dated January 21, 1997.


        (b)     Exhibits.

                1.1 Articles of Incorporation of TCI Portfolios, Inc. dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.2 Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.3 Articles of Amendment of TCI Portfolios, Inc. dated August 11, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                1.4 Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                1.5 Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                1.6 Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                1.7 Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                1.8 Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                2. Amended and Restated By-Laws of TCI Portfolios, Inc. (filed as Exhibit 2 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                3.      Voting Trust Agreements - None.

                4.      Specimen Securities - None.

                5.1 Investment Management Agreement between TCI Portfolios, Inc. and Investors Research Corporation dated August 1, 1994 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 17 on Form N-1A, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                5.2 Addendum to Investment Management Agreement dated April 1, 1996, between TCI Portfolios, Inc. and Investors
                        Research  Corporation  (filed  electronically as Exhibit
                        5.2 to Post-Effective Amendment No. 18 on Form N-1A, File No. 33-14567, accession #814680-96-000007, and incorporated herein by reference).

                6.1 Distribution Agreement between TCI Portfolios, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Asset Allocations, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Securities, Inc. dated September 3, 1996 (filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 21 on Form N-1A, File No. 33-14567, accession #814680-97-000008, and incorporated herein by reference).

                6.2 Amendment No. 1 to Distribution Agreement between American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations,
                        Inc., American Century World Mutual Funds, Inc. and American Century Investment Services, Inc. dated June 13, 1997 (filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 21 on Form N-1A, File No. 33-14567, accession #814680-97-000008, and incorporated herein by reference).

                7.      Bonus and Profit Sharing Plan, Etc. - None.

                8.1     Custody  Agreement with UMB Bank,  N.A.(filed as Exhibit
                        8.2 to Post-Effective Amendment No. 17, File No. 33-14567, accession #814680-96-000002, and incorporated herein by reference).

                8.2 Amendment No. 1 to Custody Agreement with UMB Bank, N.A., dated January 25, 1996 (filed electronically as a part of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant, File No. 33-39242, filed March 29, 1996 and incorporated herein by reference).

                8.3 Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 28, 1997 and incorporated herein by reference).

                8.4 Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997, and incorporated herein by reference).

                9. Transfer Agency Agreement with Twentieth Century Services, Inc. (formerly J.E. Stowers & Company) dated October 15, 1987 (filed as Exhibit 9 to Post-Effective Amendment No. 19 on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                10. Opinion and Consent of Janet A. Nash, Esq. (filed herewith as EX-99.B10).

                11. Consent of Baird, Kurtz & Dobson (filed electronically as Exhibit 11 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                12.1 Annual Report of VP Capital Appreciation (formerly known as TCI Growth) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.2 Annual Report of VP Balanced (formerly known as TCI Balanced) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.3 Annual Report of VP Advantage (formerly known as TCI Advantage) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.4 Annual Report of VP International (formerly known as TCI International) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                12.5 Annual Report of VP Value (formerly known as TCI Value) for the year ended December 31, 1996 (filed February 25, 1997, File No. 33-14567, accession #814680-97-000001, and incorporated herein by reference).

                13.     Agreements for Initial Capital, Etc. - None.

                14.     Model Retirement Plans - None.

                15.     12b-1 Plans - None.

                16. Schedule of Computation for Performance Advertising Quotations (filed electronically as Exhibit 16 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

                17. Power of Attorney (filed electronically as Exhibit 17 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A, File No. 33-14567, and incorporated herein by reference).

ITEM 25.   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.   Number of Holders of Securities.

                                                       Number of Record Holders
                  Title of Series                        as of March 31, 1997
                  ---------------                      -----------------------
VP Capital Appreciation (formerly known as TCI Growth)           28
VP Balanced (formerly known as TCI Balanced)                     16
VP Advantage (formerly known as TCI Advantage)                    3
VP International (formerly known as TCI International)           11
VP Value (formerly known as TCI Value)                            9
VP Income & Growth                                                0

ITEM 27.  Indemnification.

           The Registrant is a Maryland corporation. Section 2- 418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

           Article XIII of the Registrant's Amended Articles of Incorporation, Exhibits 1(a) and 1(b), requires the indemnification of the Registrant's directors and officers to the extent permitted by
           Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

           The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28.   Business and Other Connections of Investment Advisor.

           American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.   Principal Underwriters - None.

ITEM 30.   Location of Accounts and Records.

           All accounts,  books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.   Management Services - None.

ITEM 32.   Undertakings.

            (a)   Not applicable.
            (b)   Not applicable.
            (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
            (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(C).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Variable Portfolios, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 12th day of September, 1997.

                           American Century Variable Portfolios, Inc.
                           (Registrant)

                           By:/s/ James E. Stowers III
                           James E. Stowers III, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                      Title                           Date

*James E. Stowers, Jr.      Chairman of the Board            September 12, 1997
James E. Stowers, Jr.       and Director

/s/ James E. Stowers III    President, Principal Executive   September 12, 1997
James E. Stowers III        Officer and Director

*Robert T. Jackson          Executive Vice President         September 12, 1997
Robert T. Jackson           and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and    September 12, 1997
Maryanne Roepke             Principal Accounting Officer

*Thomas A. Brown            Director                         September 12, 1997
Thomas A. Brown

*Robert W. Doering, M.D.    Director                         September 12, 1997
Robert W. Doering, M.D.

*Linsley L. Lundgaard       Director                         September 12, 1997
Linsley L. Lundgaard

*Donald H. Pratt            Director                         September 12, 1997
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                         September 12, 1997
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                         September 12, 1997
M. Jeannine Strandjord

*D. D. ("Del") Hock         Director                         September 12, 1997
D. D. ("Del") Hock

*By/s/ James E. Stowers III
    James E. Stowers III
    Attorney-in-Fact